Property, plant and equipment, net	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, plant and equipment, net

Note 7 – Property, plant and equipment, net

Property, plant and equipment, net consists of the following:

	As of June 30,
	2026	2025
At Cost:
Dry-docking expenditures	$18,694,262	$15,998,313
Furniture and fixtures	70,634	68,964
Motor vehicles	296,828	284,462
Real property	825,791	836,276
Renovation and improvements	200,431	195,967
Tools and equipment	2,290,278	1,922,063
Vessels	34,399,918	34,399,918
	56,778,142	53,705,963
Less: Accumulated depreciation	(26,789,934)	(21,972,674)
Total, net	$29,988,208	$31,733,289

During the year ended June 30, 2026, the Company incurred docking costs of $1,192,613 from Horizon Shipyard Inter Globe (M) Sdn Bhd, an associate of the Company, of which $985,792 were capitalized as property, plant and equipment and the remaining $206,821 was recognized as other operating cost within cost of revenues.

Depreciation expense, including depreciation of assets under finance leases, was $4,865,218 for the year ended June 30, 2026, $2,558,809 for the six months ended June 30, 2025, and $4,758,014 and $4,257,189 for the years ended December 31, 2024 and 2023, respectively.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023